Balanced Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.6%)
Communication Services (6.5%)
	Alphabet Inc. Class A	548,783	133,409
	Meta Platforms Inc. Class A	96,050	70,537
	T-Mobile US Inc.	92,175	22,065
*	Netflix Inc.	13,111	15,719
			241,730
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	499,894	109,762
*	Tesla Inc.	65,995	29,349
	Marriott International Inc. Class A	96,931	25,245
	TJX Cos. Inc.	158,534	22,915
*	O'Reilly Automotive Inc.	167,122	18,017
	Tractor Supply Co.	294,462	16,746
	McDonald's Corp.	49,717	15,108
	Home Depot Inc.	33,132	13,425
*	MercadoLibre Inc.	2,024	4,730
			255,297
Consumer Staples (3.5%)
	Kroger Co.	408,371	27,528
	British American Tobacco plc	490,861	26,108
	Coca-Cola Co.	355,182	23,556
	Unilever plc (XLON)	376,630	22,262
	Philip Morris International Inc.	115,147	18,677
*	US Foods Holding Corp.	94,863	7,268
*	Performance Food Group Co.	65,544	6,819
			132,218
Energy (2.6%)
	Williams Cos. Inc.	477,767	30,267
	Exxon Mobil Corp.	223,682	25,220
	Targa Resources Corp.	148,252	24,838
	Marathon Petroleum Corp.	78,785	15,185
			95,510
Financials (9.5%)
	Wells Fargo & Co.	902,181	75,621
	Nasdaq Inc.	502,093	44,410
	Mastercard Inc. Class A	62,727	35,680
	JPMorgan Chase & Co.	104,612	32,998
	UBS Group AG (Registered)	703,905	28,940
	American Express Co.	84,530	28,077
	Charles Schwab Corp.	210,914	20,136
	S&P Global Inc.	38,661	18,817
	Arthur J Gallagher & Co.	57,347	17,762
	KKR & Co. Inc.	129,867	16,876
	Morgan Stanley	94,631	15,042
	Bank of America Corp.	283,906	14,647
	Intercontinental Exchange Inc.	20,613	3,473
			352,479
Health Care (5.9%)
	Eli Lilly & Co.	51,997	39,674
	Haleon plc	5,554,918	24,998
	Abbott Laboratories	182,661	24,465
	AstraZeneca plc ADR	293,102	22,487
	AbbVie Inc.	83,324	19,293
	HCA Healthcare Inc.	43,866	18,696
	Merck & Co. Inc.	209,778	17,607
	UnitedHealth Group Inc.	50,280	17,362
	Gilead Sciences Inc.	147,461	16,368
	Thermo Fisher Scientific Inc.	30,160	14,628

				Shares	Market Value ($000)
	GSK plc ADR			68,400	2,952
					218,530
Industrials (3.1%)
	Caterpillar Inc.			66,766	31,857
*	Boeing Co.			110,958	23,948
	Republic Services Inc.			92,286	21,178
	Parker-Hannifin Corp.			21,034	15,947
	Johnson Controls International plc			124,099	13,645
	PACCAR Inc.			106,377	10,459
					117,034
Information Technology (22.6%)
	NVIDIA Corp.			1,138,448	212,412
	Microsoft Corp.			367,805	190,505
	Apple Inc.			666,816	169,791
	Broadcom Inc.			205,678	67,855
	Texas Instruments Inc.			144,278	26,508
	Corning Inc.			306,537	25,145
*	ServiceNow Inc.			24,183	22,255
	Amphenol Corp. Class A			174,642	21,612
	Oracle Corp.			70,659	19,872
	Micron Technology Inc.			107,259	17,946
	Intuit Inc.			25,913	17,696
*	Snowflake Inc.			64,044	14,445
	Jabil Inc.			63,129	13,710
*	Palantir Technologies Inc. Class A			50,916	9,288
	Teradyne Inc.			56,612	7,792
*	Via Transportation Inc. Class A			53,652	2,580
*	Unity Software Inc.			56,389	2,258
*,1	Figma Inc. Class A			6,300	327
					841,997
Materials (1.6%)
	Linde plc			50,020	23,760
	Anglo American plc			461,591	17,405
	Freeport-McMoRan Inc.			376,724	14,775
	Teck Resources Ltd. Class B			74,600	3,274
					59,214
Real Estate (1.6%)
	Welltower Inc.			165,739	29,525
	Simon Property Group Inc.			156,738	29,415
					58,940
Utilities (1.9%)
	Sempra			363,340	32,693
	Duke Energy Corp.			179,523	22,216
	NextEra Energy Inc.			196,682	14,848
					69,757
Total Common Stocks (Cost $1,805,598)					2,442,706
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (7.8%)
U.S. Government Securities (7.4%)
	United States Treasury Note/Bond	4.125%	10/31/2026	2,000	2,009
	United States Treasury Note/Bond	4.625%	11/15/2026	1,806	1,824
	United States Treasury Note/Bond	4.125%	1/31/2027	3,177	3,194
	United States Treasury Note/Bond	4.125%	2/15/2027	8,143	8,190
	United States Treasury Note/Bond	4.125%	2/28/2027	8,378	8,428
	United States Treasury Note/Bond	2.500%	3/31/2027	439	432
	United States Treasury Note/Bond	3.875%	3/31/2027	8,970	8,997
	United States Treasury Note/Bond	3.750%	4/30/2027	8,050	8,062
	United States Treasury Note/Bond	3.875%	5/31/2027	8,100	8,128
	United States Treasury Note/Bond	3.750%	6/30/2027	5,533	5,543
	United States Treasury Note/Bond	4.375%	7/15/2027	6,319	6,399
	United States Treasury Note/Bond	2.750%	7/31/2027	292	287
	United States Treasury Note/Bond	3.750%	8/15/2027	4,540	4,549
	United States Treasury Note/Bond	3.625%	8/31/2027	6,344	6,344

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.125%	10/31/2027	8,919	9,009
United States Treasury Note/Bond	4.000%	12/15/2027	3,503	3,532
United States Treasury Note/Bond	3.875%	12/31/2027	738	742
United States Treasury Note/Bond	4.250%	1/15/2028	3,351	3,397
United States Treasury Note/Bond	4.250%	2/15/2028	2,130	2,160
United States Treasury Note/Bond	3.750%	4/15/2028	1,611	1,616
United States Treasury Note/Bond	3.750%	5/15/2028	1,099	1,102
United States Treasury Note/Bond	3.625%	5/31/2028	336	336
United States Treasury Note/Bond	3.875%	6/15/2028	1,625	1,636
United States Treasury Note/Bond	3.625%	8/15/2028	933	933
United States Treasury Note/Bond	3.375%	9/15/2028	5,230	5,195
United States Treasury Note/Bond	4.000%	1/31/2029	5,570	5,631
United States Treasury Note/Bond	4.250%	2/28/2029	4,623	4,710
United States Treasury Note/Bond	4.125%	3/31/2029	7,373	7,485
United States Treasury Note/Bond	4.625%	4/30/2029	7,154	7,382
United States Treasury Note/Bond	4.500%	5/31/2029	6,392	6,571
United States Treasury Note/Bond	4.250%	6/30/2029	7,533	7,683
United States Treasury Note/Bond	4.000%	7/31/2029	4,587	4,637
United States Treasury Note/Bond	3.625%	8/31/2029	775	773
United States Treasury Note/Bond	3.500%	9/30/2029	7,398	7,346
United States Treasury Note/Bond	3.875%	9/30/2029	84	84
United States Treasury Note/Bond	4.000%	10/31/2029	334	338
United States Treasury Note/Bond	4.125%	10/31/2029	5,172	5,255
United States Treasury Note/Bond	4.125%	11/30/2029	5,463	5,551
United States Treasury Note/Bond	4.375%	12/31/2029	4,956	5,085
United States Treasury Note/Bond	4.250%	1/31/2030	2,830	2,890
United States Treasury Note/Bond	4.000%	2/28/2030	5,608	5,673
United States Treasury Note/Bond	4.000%	3/31/2030	733	742
United States Treasury Note/Bond	3.500%	4/30/2030	317	314
United States Treasury Note/Bond	3.875%	4/30/2030	4,970	5,001
United States Treasury Note/Bond	3.750%	5/31/2030	538	538
United States Treasury Note/Bond	4.000%	5/31/2030	2,505	2,535
United States Treasury Note/Bond	3.875%	6/30/2030	5,747	5,783
United States Treasury Note/Bond	3.625%	8/31/2030	3,554	3,536
United States Treasury Note/Bond	3.625%	9/30/2030	9,621	9,572
United States Treasury Note/Bond	3.750%	12/31/2030	694	693
United States Treasury Note/Bond	4.125%	7/31/2031	2,732	2,774
United States Treasury Note/Bond	3.625%	9/30/2031	176	174
United States Treasury Note/Bond	4.125%	10/31/2031	432	439
United States Treasury Note/Bond	4.375%	1/31/2032	280	288
United States Treasury Note/Bond	4.000%	4/30/2032	316	318
United States Treasury Note/Bond	4.000%	6/30/2032	4,315	4,337
United States Treasury Note/Bond	3.875%	8/31/2032	1,344	1,340
United States Treasury Note/Bond	4.625%	2/15/2035	137	142
United States Treasury Note/Bond	4.250%	5/15/2035	155	156
United States Treasury Note/Bond	4.250%	8/15/2035	14,325	14,442
United States Treasury Note/Bond	2.000%	11/15/2041	9,117	6,397
United States Treasury Note/Bond	2.375%	2/15/2042	865	641
United States Treasury Note/Bond	3.375%	8/15/2042	6,736	5,736
United States Treasury Note/Bond	4.000%	11/15/2042	3,193	2,951
United States Treasury Note/Bond	3.875%	5/15/2043	3,846	3,483
United States Treasury Note/Bond	4.500%	2/15/2044	776	759
United States Treasury Note/Bond	4.625%	11/15/2044	776	769
United States Treasury Note/Bond	4.750%	2/15/2045	2,266	2,280
United States Treasury Note/Bond	5.000%	5/15/2045	7,150	7,426
United States Treasury Note/Bond	4.875%	8/15/2045	2,479	2,534
United States Treasury Note/Bond	2.375%	5/15/2051	179	115
United States Treasury Note/Bond	4.000%	11/15/2052	110	97
United States Treasury Note/Bond	3.625%	5/15/2053	537	443
United States Treasury Note/Bond	4.125%	8/15/2053	1,166	1,054
United States Treasury Note/Bond	4.750%	11/15/2053	749	750
United States Treasury Note/Bond	4.625%	5/15/2054	1,383	1,358
United States Treasury Note/Bond	4.500%	11/15/2054	395	380
United States Treasury Note/Bond	4.625%	2/15/2055	820	806
United States Treasury Note/Bond	4.750%	5/15/2055	1,438	1,442
United States Treasury Note/Bond	4.750%	8/15/2055	3,644	3,657
				275,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities (0.4%)
[2,3]	Fannie Mae Pool	4.050%	9/1/2030	1,230	1,225
[2,3]	Fannie Mae Pool	4.190%	8/1/2030	570	571
[2,3]	Fannie Mae Pool	4.220%	8/1/2030 - 9/1/2030	1,108	1,112
[2,3]	Fannie Mae Pool	4.240%	9/1/2030	1,970	1,978
[2,3]	Fannie Mae Pool	4.340%	4/1/2030 - 8/1/2030	4,046	4,085
[2,3]	Fannie Mae Pool	4.360%	7/1/2030	465	470
[2,3]	Fannie Mae Pool	4.380%	8/1/2030	380	384
[2,3]	Fannie Mae Pool	4.400%	9/1/2030	775	784
[2,3]	Fannie Mae Pool	4.420%	8/1/2030	1,860	1,884
[2,3]	Fannie Mae Pool	4.670%	8/1/2030	262	268
[2]	Ginnie Mae I Pool	7.000%	11/15/2031 - 11/15/2033	11	11
[2]	Ginnie Mae I Pool	8.000%	9/15/2030	5	5
[2,3]	UMBS Pool	1.770%	1/1/2036	508	408
[2,3]	UMBS Pool	2.500%	4/1/2037 - 4/1/2038	503	466
[2,3]	UMBS Pool	3.000%	6/1/2043	142	130
					13,781
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3]	Fannie Mae REMICS	1.500%	8/25/2041	33	32
[2,3]	Fannie Mae REMICS	2.500%	8/25/2046	470	397
[2,3]	Fannie Mae REMICS	3.000%	2/25/2049	23	22
[2,3]	Fannie Mae REMICS	3.500%	4/25/2031 - 11/25/2057	1,219	1,181
[2,3]	Fannie Mae REMICS	4.000%	7/25/2053	31	31
[2,3]	Freddie Mac REMICS	3.500%	3/15/2031 - 12/15/2046	412	390
[2,3]	Freddie Mac REMICS	4.000%	12/15/2030 - 2/15/2031	58	58
					2,111
Total U.S. Government and Agency Obligations (Cost $294,887)					291,232
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/2046	1,385	1,352
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	1,310	1,355
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/2049	18	18
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/2059	40	39
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/2066	541	461
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	5.164%	10/15/2036	425	425
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/2039	270	263
[2,4,5]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	1,015	1,026
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/2061	342	285
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/2062	109	105
[2,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	411	416
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/2049	381	379
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/2051	263	248
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/2051	725	662
[2,4,5]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.317%	8/10/2042	250	255
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	754	765
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	402	405
[2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 2M2 Series 2016-C03, SOFR30A + 6.014%	10.371%	10/25/2028	25	25
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/2038	1,705	1,665
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	495	393
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	885	891
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	1,220	1,248
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	1,451	1,509
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/2034	300	270
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	300	263
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/2058	482	467
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/2049	1,739	1,559
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/2027	795	800
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/2029	820	828
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/2028	157	157
[2,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/2036	1,632	1,711
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/2026	848	824
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	1,060	1,074
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/2039	94	92
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/2039	177	173
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/2039	65	64
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/2028	35	35
[2,4,5]	RFR Trust Class A Series 2025-SGRM	5.562%	3/11/2041	1,205	1,232
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/2047	284	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/2044	191	190
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/2051	560	541
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/2051	1,032	953
[2,4]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/2034	1,603	1,583
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	980	987
[2,4]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	530	530
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	785	792
[2]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	680	681
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/2038	332	335
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/2038	1,446	1,466
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/2039	608	614
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $33,010)					32,661
Corporate Bonds (22.5%)
Communications (1.1%)
	Alphabet Inc.	5.250%	5/15/2055	100	100
	Alphabet Inc.	5.300%	5/15/2065	95	95
	America Movil SAB de CV	3.625%	4/22/2029	780	762
	AT&T Inc.	2.750%	6/1/2031	1,305	1,196
	AT&T Inc.	4.550%	11/1/2032	600	597
	AT&T Inc.	3.500%	6/1/2041	2,255	1,803
	AT&T Inc.	4.300%	12/15/2042	796	687
	AT&T Inc.	4.350%	6/15/2045	510	430
	AT&T Inc.	5.550%	11/1/2045	660	654
	AT&T Inc.	4.750%	5/15/2046	638	569
	AT&T Inc.	6.050%	8/15/2056	300	311
	AT&T Inc.	3.650%	9/15/2059	986	674
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	170	178
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	650	616
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.850%	12/1/2035	85	86
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	2,789	2,009
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	755	746
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/2047	295	255
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/2050	600	474
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/2051	675	445
	Comcast Corp.	3.400%	4/1/2030	145	140
	Comcast Corp.	5.650%	6/15/2035	110	116
	Comcast Corp.	6.500%	11/15/2035	24	27
	Comcast Corp.	3.250%	11/1/2039	845	674
	Comcast Corp.	3.750%	4/1/2040	450	378
	Comcast Corp.	3.969%	11/1/2047	586	457
	Comcast Corp.	2.887%	11/1/2051	1,120	689
	Comcast Corp.	2.450%	8/15/2052	1,025	565
	Comcast Corp.	4.049%	11/1/2052	604	462
	Comcast Corp.	2.937%	11/1/2056	3,908	2,317
	Comcast Corp.	2.650%	8/15/2062	615	323
	Comcast Corp.	2.987%	11/1/2063	2,093	1,195
[4]	Cox Communications Inc.	4.800%	2/1/2035	1,540	1,457
	Meta Platforms Inc.	4.950%	5/15/2033	300	310
	Meta Platforms Inc.	5.600%	5/15/2053	1,235	1,251
	Meta Platforms Inc.	5.400%	8/15/2054	1,916	1,894
	Meta Platforms Inc.	5.750%	5/15/2063	480	493
	Meta Platforms Inc.	5.550%	8/15/2064	500	496
	NBCUniversal Media LLC	4.450%	1/15/2043	359	314
[4]	NBN Co. Ltd.	1.625%	1/8/2027	760	737
[4]	NBN Co. Ltd.	2.625%	5/5/2031	1,105	1,009
[4]	NBN Co. Ltd.	2.500%	1/8/2032	2,179	1,935
[4]	NTT Finance Corp.	4.620%	7/16/2028	595	601
[4]	NTT Finance Corp.	4.876%	7/16/2030	775	788
[4]	NTT Finance Corp.	5.171%	7/16/2032	700	717
[4]	NTT Finance Corp.	5.502%	7/16/2035	525	543
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	725	666
	Orange SA	9.000%	3/1/2031	530	644
	Telefonica Emisiones SA	5.213%	3/8/2047	190	171
	Telefonica Emisiones SA	5.520%	3/1/2049	200	186
	Time Warner Cable LLC	5.875%	11/15/2040	158	151
	Time Warner Cable LLC	5.500%	9/1/2041	988	905
	T-Mobile USA Inc.	2.050%	2/15/2028	1,275	1,215
	T-Mobile USA Inc.	4.200%	10/1/2029	1,577	1,576
	T-Mobile USA Inc.	2.250%	11/15/2031	150	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	4.375%	4/15/2040	300	271
	T-Mobile USA Inc.	4.500%	4/15/2050	200	168
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	133	120
	Walt Disney Co.	3.500%	5/13/2040	849	712
	Walt Disney Co.	4.750%	9/15/2044	26	24
	Walt Disney Co.	2.750%	9/1/2049	424	273
					39,789
Consumer Discretionary (0.5%)
	Amazon.com Inc.	3.600%	4/13/2032	2,300	2,224
	Amazon.com Inc.	2.875%	5/12/2041	105	81
	Amazon.com Inc.	4.950%	12/5/2044	630	623
	Amazon.com Inc.	3.950%	4/13/2052	80	65
	Amazon.com Inc.	4.250%	8/22/2057	1,648	1,383
	Amazon.com Inc.	4.100%	4/13/2062	255	205
	Brown University	2.924%	9/1/2050	155	104
[2]	Duke University	2.832%	10/1/2055	775	493
[4]	ERAC USA Finance LLC	5.000%	2/15/2029	270	277
[4]	ERAC USA Finance LLC	4.900%	5/1/2033	985	1,001
[4]	ERAC USA Finance LLC	7.000%	10/15/2037	1,150	1,341
[4]	ERAC USA Finance LLC	5.625%	3/15/2042	340	347
[4]	ERAC USA Finance LLC	4.500%	2/15/2045	1,669	1,478
[4]	ERAC USA Finance LLC	5.400%	5/1/2053	725	721
	Georgetown University	4.315%	4/1/2049	149	125
	Georgetown University	2.943%	4/1/2050	175	115
	Home Depot Inc.	3.300%	4/15/2040	655	537
	Home Depot Inc.	4.200%	4/1/2043	425	370
	Home Depot Inc.	4.875%	2/15/2044	695	659
	Home Depot Inc.	4.400%	3/15/2045	1,120	988
	Home Depot Inc.	4.250%	4/1/2046	1,332	1,144
	Home Depot Inc.	4.500%	12/6/2048	761	670
	Home Depot Inc.	3.125%	12/15/2049	75	52
	Home Depot Inc.	3.350%	4/15/2050	500	361
	Home Depot Inc.	2.375%	3/15/2051	70	41
	Home Depot Inc.	2.750%	9/15/2051	320	202
	Home Depot Inc.	3.625%	4/15/2052	655	490
	Home Depot Inc.	5.300%	6/25/2054	930	911
[4]	Hyundai Capital America	1.650%	9/17/2026	1,060	1,034
[2]	Johns Hopkins University	4.083%	7/1/2053	195	159
	Lowe's Cos. Inc.	5.800%	9/15/2062	672	674
	McDonald's Corp.	3.625%	9/1/2049	142	106
[2]	Northeastern University	2.894%	10/1/2050	225	154
[2]	Northwestern University	2.640%	12/1/2050	25	16
	Trustees of Princeton University	2.516%	7/1/2050	61	39
	Trustees of Princeton University	4.201%	3/1/2052	64	54
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	186	111
[2]	University of Chicago	2.761%	4/1/2045	165	130
	University of Southern California	4.976%	10/1/2053	475	449
	Yale University	2.402%	4/15/2050	41	25
					19,959
Consumer Staples (1.3%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	2,440	2,411
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	4,286	4,012
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	170	161
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	298	308
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,143	2,062
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	317	330
	BAT Capital Corp.	6.343%	8/2/2030	305	329
	BAT Capital Corp.	4.625%	3/22/2033	320	317
	BAT Capital Corp.	4.390%	8/15/2037	1,230	1,127
	BAT Capital Corp.	7.079%	8/2/2043	638	720
	BAT Capital Corp.	4.540%	8/15/2047	705	591
	BAT Capital Corp.	6.250%	8/15/2055	455	476
[4]	Cargill Inc.	6.875%	5/1/2028	645	677
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/2050	560	410
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	208	215
[4]	Danone SA	2.947%	11/2/2026	735	726
	Diageo Capital plc	2.375%	10/24/2029	2,108	1,972
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	655	659
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.000%	5/15/2032	500	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/2033	365	381
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/2034	300	332
[4]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/2035	425	447
[4]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/2055	298	311
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/2036	800	814
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.250%	3/1/2056	2,590	2,655
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/2066	1,345	1,384
	Kenvue Inc.	5.000%	3/22/2030	855	878
	Kenvue Inc.	4.850%	5/22/2032	1,180	1,197
	Kenvue Inc.	5.100%	3/22/2043	460	444
	Kenvue Inc.	5.050%	3/22/2053	300	279
[4]	L'Oreal SA	5.000%	5/20/2035	825	849
[4]	Mars Inc.	4.800%	3/1/2030	1,010	1,029
[4]	Mars Inc.	5.000%	3/1/2032	1,200	1,227
[4]	Mars Inc.	5.200%	3/1/2035	1,990	2,033
[4]	Mars Inc.	5.650%	5/1/2045	580	589
[4]	Mars Inc.	5.700%	5/1/2055	850	862
	Philip Morris International Inc.	5.625%	11/17/2029	1,160	1,221
	Philip Morris International Inc.	5.125%	2/15/2030	2,740	2,832
	Philip Morris International Inc.	5.125%	2/13/2031	705	729
	Philip Morris International Inc.	4.750%	11/1/2031	675	686
	Philip Morris International Inc.	5.750%	11/17/2032	1,470	1,566
	Philip Morris International Inc.	5.375%	2/15/2033	3,794	3,963
	Philip Morris International Inc.	4.875%	11/15/2043	145	135
	Philip Morris International Inc.	4.250%	11/10/2044	2,295	1,975
	Reynolds American Inc.	5.700%	8/15/2035	255	265
	Reynolds American Inc.	5.850%	8/15/2045	425	421
					47,454
Energy (1.5%)
	BP Capital Markets America Inc.	1.749%	8/10/2030	345	308
	BP Capital Markets America Inc.	2.721%	1/12/2032	3,040	2,759
	BP Capital Markets America Inc.	4.812%	2/13/2033	1,580	1,599
	BP Capital Markets America Inc.	4.893%	9/11/2033	1,240	1,258
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,120	1,157
	BP Capital Markets America Inc.	2.772%	11/10/2050	470	296
	BP Capital Markets America Inc.	2.939%	6/4/2051	925	598
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,206	785
	BP Capital Markets America Inc.	3.379%	2/8/2061	370	247
	Cheniere Energy Partners LP	5.950%	6/30/2033	560	593
[4]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	265	269
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	140	144
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	355	376
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	1,075	1,147
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,202	1,279
[4]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/2063	247	271
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	585	556
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	125	112
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	1,603	1,403
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	621	572
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/2046	470	387
	Enbridge Inc.	4.900%	6/20/2030	370	378
	Enbridge Inc.	5.550%	6/20/2035	275	284
	Enbridge Inc.	6.700%	11/15/2053	370	413
	Enbridge Inc.	5.950%	4/5/2054	300	308
	Energy Transfer LP	5.250%	4/15/2029	1,885	1,939
	Energy Transfer LP	5.200%	4/1/2030	383	395
	Energy Transfer LP	5.150%	2/1/2043	155	141
	Energy Transfer LP	5.350%	5/15/2045	160	147
	Energy Transfer LP	6.125%	12/15/2045	170	171
	Energy Transfer LP	5.300%	4/15/2047	155	140
	Energy Transfer LP	5.400%	10/1/2047	1,226	1,124
	Energy Transfer LP	6.000%	6/15/2048	458	452
	Energy Transfer LP	5.950%	5/15/2054	550	534
[4]	Eni SpA	5.950%	5/15/2054	1,030	1,032
	Enterprise Products Operating LLC	5.200%	1/15/2036	430	437
	Enterprise Products Operating LLC	5.950%	2/1/2041	90	95
	Enterprise Products Operating LLC	5.100%	2/15/2045	950	902
	Enterprise Products Operating LLC	4.900%	5/15/2046	375	344
	Enterprise Products Operating LLC	4.250%	2/15/2048	730	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	5.550%	2/16/2055	200	198
	Equinor ASA	3.125%	4/6/2030	1,548	1,484
	Equinor ASA	5.125%	6/3/2035	2,339	2,411
	Exxon Mobil Corp.	2.610%	10/15/2030	545	509
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,014	921
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	975	829
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	530	557
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	234	250
[2]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	425	455
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	825	892
[2,4]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	815	857
	MPLX LP	5.500%	6/1/2034	615	627
	ONEOK Inc.	4.750%	10/15/2031	530	530
	ONEOK Inc.	4.950%	10/15/2032	615	615
	ONEOK Inc.	6.050%	9/1/2033	356	377
	ONEOK Inc.	6.625%	9/1/2053	350	372
	Qatar Energy	3.300%	7/12/2051	1,175	829
[4]	QatarEnergy	3.125%	7/12/2041	675	519
[4]	Saudi Arabian Oil Co.	5.375%	6/2/2035	1,060	1,095
[4]	Saudi Arabian Oil Co.	6.375%	6/2/2055	855	910
[4]	Schlumberger Holdings Corp.	5.000%	11/15/2029	430	443
	Shell Finance US Inc.	4.125%	5/11/2035	1,130	1,085
	Shell Finance US Inc.	4.550%	8/12/2043	100	91
	Shell Finance US Inc.	4.375%	5/11/2045	3,361	2,938
	Shell Finance US Inc.	3.750%	9/12/2046	170	135
	Shell International Finance BV	5.500%	3/25/2040	600	621
	Shell International Finance BV	3.000%	11/26/2051	2,085	1,391
	Suncor Energy Inc.	5.950%	12/1/2034	330	348
	Targa Resources Corp.	6.150%	3/1/2029	1,815	1,912
	Targa Resources Corp.	5.550%	8/15/2035	1,370	1,398
	Targa Resources Corp.	6.125%	5/15/2055	1,090	1,096
	TotalEnergies Capital SA	5.150%	4/5/2034	705	731
	TotalEnergies Capital SA	5.488%	4/5/2054	796	789
	TotalEnergies Capital SA	5.275%	9/10/2054	1,022	982
	TotalEnergies Capital SA	5.638%	4/5/2064	665	665
	TotalEnergies Capital SA	5.425%	9/10/2064	1,466	1,412
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	125	123
[4]	Whistler Pipeline LLC	5.400%	9/30/2029	240	247
[4]	Whistler Pipeline LLC	5.700%	9/30/2031	180	187
					57,791
Financials (9.5%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,135	1,180
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/2031	1,210	1,210
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/2034	1,795	1,901
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	225	217
[4]	AIB Group plc	5.871%	3/28/2035	400	421
	Allstate Corp.	5.250%	3/30/2033	445	462
	Allstate Corp.	5.550%	5/9/2035	197	206
	Allstate Corp.	3.850%	8/10/2049	156	122
	American Express Co.	4.731%	4/25/2029	930	944
	American Express Co.	5.282%	7/27/2029	300	309
	American Express Co.	5.532%	4/25/2030	200	209
	American Express Co.	4.918%	7/20/2033	625	636
	American Express Co.	4.420%	8/3/2033	255	253
	American Express Co.	5.043%	5/1/2034	1,714	1,758
	American Express Co.	5.915%	4/25/2035	1,388	1,477
	American Express Co.	5.284%	7/26/2035	1,100	1,135
	American Express Co.	5.442%	1/30/2036	200	208
	American Express Co.	5.667%	4/25/2036	700	741
	American International Group Inc.	4.850%	5/7/2030	265	271
	American International Group Inc.	5.125%	3/27/2033	765	786
	American International Group Inc.	4.750%	4/1/2048	160	145
	Ameriprise Financial Inc.	5.700%	12/15/2028	494	517
	Ameriprise Financial Inc.	4.500%	5/13/2032	335	336
	Ameriprise Financial Inc.	5.150%	5/15/2033	630	653
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	550	539
	Aon North America Inc.	5.450%	3/1/2034	1,685	1,755
	Arthur J Gallagher & Co.	4.850%	12/15/2029	140	143
[4]	Athene Global Funding	5.349%	7/9/2027	1,105	1,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Athene Global Funding	1.985%	8/19/2028	10	9
[4]	Athene Global Funding	2.717%	1/7/2029	980	928
[4]	Athene Global Funding	5.583%	1/9/2029	860	888
[4]	Athene Global Funding	4.721%	10/8/2029	1,244	1,254
[4]	Athene Global Funding	5.380%	1/7/2030	1,385	1,427
[4]	Athene Global Funding	5.033%	7/17/2030	298	303
	Athene Holding Ltd.	6.625%	5/19/2055	1,270	1,360
[4]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/2035	685	612
[4]	Aviation Capital Group LLC	1.950%	9/20/2026	415	406
	Banco Santander SA	5.365%	7/15/2028	400	408
	Bank of America Corp.	4.948%	7/22/2028	85	86
	Bank of America Corp.	6.204%	11/10/2028	300	313
	Bank of America Corp.	4.271%	7/23/2029	4,780	4,795
	Bank of America Corp.	5.819%	9/15/2029	670	700
	Bank of America Corp.	3.194%	7/23/2030	1,055	1,016
	Bank of America Corp.	5.162%	1/24/2031	1,500	1,548
	Bank of America Corp.	2.496%	2/13/2031	1,495	1,383
	Bank of America Corp.	2.592%	4/29/2031	200	185
	Bank of America Corp.	2.572%	10/20/2032	490	439
	Bank of America Corp.	4.571%	4/27/2033	4,978	4,968
	Bank of America Corp.	5.015%	7/22/2033	1,824	1,865
	Bank of America Corp.	5.288%	4/25/2034	305	316
	Bank of America Corp.	5.872%	9/15/2034	2,680	2,872
	Bank of America Corp.	5.511%	1/24/2036	3,031	3,168
	Bank of America Corp.	5.464%	5/9/2036	305	318
	Bank of America Corp.	3.846%	3/8/2037	1,323	1,237
	Bank of America Corp.	5.875%	2/7/2042	260	278
	Bank of America Corp.	3.311%	4/22/2042	870	690
	Bank of America Corp.	5.000%	1/21/2044	1,000	976
	Bank of America Corp.	4.330%	3/15/2050	1,406	1,197
	Bank of America Corp.	2.972%	7/21/2052	1,225	815
	Bank of New York Mellon	4.729%	4/20/2029	330	335
	Bank of New York Mellon Corp.	5.060%	7/22/2032	170	176
	Bank of New York Mellon Corp.	5.834%	10/25/2033	1,004	1,082
	Bank of New York Mellon Corp.	4.706%	2/1/2034	450	452
	Bank of New York Mellon Corp.	4.967%	4/26/2034	952	970
	Bank of New York Mellon Corp.	6.474%	10/25/2034	255	284
	Bank of Nova Scotia	5.350%	12/7/2026	1,740	1,766
	Bank of Nova Scotia	1.950%	2/2/2027	360	351
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/2026	1,000	975
[4]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	1,285	1,297
[4]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	1,244	1,296
	Barclays plc	2.279%	11/24/2027	400	391
	Barclays plc	5.086%	2/25/2029	785	799
	Barclays plc	4.476%	11/11/2029	565	566
	Barclays plc	5.785%	2/25/2036	298	311
[4]	Beacon Funding Trust	6.266%	8/15/2054	1,335	1,366
[4]	Belrose Funding Trust II	6.792%	5/15/2055	1,230	1,332
	BlackRock Funding Inc.	5.250%	3/14/2054	765	747
	BlackRock Funding Inc.	5.350%	1/8/2055	450	446
	Blackrock Inc.	2.100%	2/25/2032	605	530
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	605	533
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	510	514
[4]	BNP Paribas SA	3.500%	11/16/2027	2,050	2,019
[4]	BNP Paribas SA	2.591%	1/20/2028	630	616
[4]	BNP Paribas SA	5.335%	6/12/2029	1,095	1,125
[4]	BNP Paribas SA	5.786%	1/13/2033	550	577
[4]	BPCE SA	3.500%	10/23/2027	1,780	1,751
[4]	BPCE SA	5.281%	5/30/2029	575	592
[4]	BPCE SA	2.700%	10/1/2029	1,450	1,362
[4]	BPCE SA	5.876%	1/14/2031	1,820	1,901
[4]	BPCE SA	5.389%	5/28/2031	585	600
[4]	BPCE SA	5.936%	5/30/2035	1,805	1,893
[4]	Brighthouse Financial Global Funding	1.550%	5/24/2026	525	515
[4]	Brighthouse Financial Global Funding	2.000%	6/28/2028	520	484
[4]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,186	1,218
[4]	CaixaBank SA	4.634%	7/3/2029	1,305	1,314
[4]	CaixaBank SA	4.885%	7/3/2031	1,251	1,264
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	1,105	1,127
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	925	928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	925	936
	Capital One Financial Corp.	7.149%	10/29/2027	455	469
	Capital One Financial Corp.	6.312%	6/8/2029	387	406
	Capital One Financial Corp.	5.700%	2/1/2030	208	216
	Capital One Financial Corp.	7.624%	10/30/2031	914	1,034
	Capital One Financial Corp.	5.817%	2/1/2034	250	262
	Capital One Financial Corp.	6.377%	6/8/2034	1,246	1,347
	Capital One Financial Corp.	6.051%	2/1/2035	1,233	1,307
	Capital One Financial Corp.	6.183%	1/30/2036	540	561
	Charles Schwab Corp.	3.200%	3/2/2027	410	406
	Charles Schwab Corp.	2.000%	3/20/2028	952	909
	Citigroup Inc.	1.462%	6/9/2027	1,213	1,190
	Citigroup Inc.	3.070%	2/24/2028	1,000	985
	Citigroup Inc.	3.520%	10/27/2028	839	828
	Citigroup Inc.	5.174%	2/13/2030	500	513
	Citigroup Inc.	4.952%	5/7/2031	2,598	2,647
	Citigroup Inc.	4.503%	9/11/2031	565	565
	Citigroup Inc.	5.333%	3/27/2036	760	777
	Citigroup Inc.	5.174%	9/11/2036	585	591
	Citigroup Inc.	3.878%	1/24/2039	1,025	901
	Citigroup Inc.	2.904%	11/3/2042	560	410
[4]	CNO Global Funding	5.875%	6/4/2027	1,035	1,063
[4]	CNO Global Funding	4.875%	12/10/2027	215	218
[4]	CNO Global Funding	2.650%	1/6/2029	370	350
[4]	Commonwealth Bank of Australia	5.071%	9/14/2028	1,060	1,095
[4]	Commonwealth Bank of Australia	2.688%	3/11/2031	2,285	2,068
[4]	Cooperatieve Rabobank UA	4.655%	8/22/2028	625	630
	Corebridge Financial Inc.	6.050%	9/15/2033	190	203
	Corebridge Financial Inc.	5.750%	1/15/2034	1,150	1,210
	Corebridge Financial Inc.	4.350%	4/5/2042	105	91
[4]	Corebridge Global Funding	5.750%	7/2/2026	595	602
[4]	Corebridge Global Funding	5.900%	9/19/2028	255	267
[4]	Corebridge Global Funding	5.200%	1/12/2029	615	633
[4]	Corebridge Global Funding	5.200%	6/24/2029	1,950	2,004
[4]	Corebridge Global Funding	4.850%	6/6/2030	498	507
[4]	Credit Agricole SA	4.631%	9/11/2028	995	1,001
[4]	Credit Agricole SA	6.316%	10/3/2029	355	374
[4]	Credit Agricole SA	5.862%	1/9/2036	250	263
[4]	Danske Bank A/S	1.549%	9/10/2027	1,605	1,564
[4]	DNB Bank ASA	1.535%	5/25/2027	960	943
[4]	DNB Bank ASA	1.605%	3/30/2028	1,330	1,281
[4]	Equitable America Global Funding	3.950%	9/15/2027	170	170
[4]	Equitable America Global Funding	4.700%	9/15/2032	150	149
[4]	Equitable Financial Life Global Funding	1.300%	7/12/2026	825	807
[4]	Equitable Financial Life Global Funding	1.700%	11/12/2026	365	356
[4]	Equitable Financial Life Global Funding	1.400%	8/27/2027	535	509
[4]	Equitable Financial Life Global Funding	4.875%	11/19/2027	255	259
[4]	Equitable Financial Life Global Funding	1.800%	3/8/2028	870	821
[4]	F&G Global Funding	4.650%	9/8/2028	110	110
[4]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	1,075	1,114
[4]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	2,055	2,127
[4]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	925	930
	Fifth Third Bancorp	4.055%	4/25/2028	325	324
	Fifth Third Bancorp	4.337%	4/25/2033	15	15
[4]	Five Corners Funding Trust III	5.791%	2/15/2033	810	856
[4]	Five Corners Funding Trust IV	5.997%	2/15/2053	980	1,028
[4]	GA Global Funding Trust	4.400%	9/23/2027	1,540	1,544
[4]	GA Global Funding Trust	5.500%	1/8/2029	502	520
[4]	GA Global Funding Trust	5.200%	12/9/2031	795	810
[4]	GA Global Funding Trust	5.900%	1/13/2035	588	611
	Goldman Sachs Group Inc.	3.850%	1/26/2027	740	738
	Goldman Sachs Group Inc.	1.542%	9/10/2027	1,165	1,136
	Goldman Sachs Group Inc.	2.640%	2/24/2028	1,860	1,821
	Goldman Sachs Group Inc.	3.691%	6/5/2028	640	635
	Goldman Sachs Group Inc.	3.814%	4/23/2029	840	833
	Goldman Sachs Group Inc.	4.223%	5/1/2029	2,430	2,433
	Goldman Sachs Group Inc.	4.692%	10/23/2030	500	506
	Goldman Sachs Group Inc.	5.218%	4/23/2031	827	855
	Goldman Sachs Group Inc.	2.615%	4/22/2032	3,130	2,837
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,963	1,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.650%	10/21/2032	625	562
	Goldman Sachs Group Inc.	3.102%	2/24/2033	679	623
	Goldman Sachs Group Inc.	6.561%	10/24/2034	747	836
	Goldman Sachs Group Inc.	6.750%	10/1/2037	835	935
	HSBC Holdings plc	5.887%	8/14/2027	1,270	1,287
	HSBC Holdings plc	4.041%	3/13/2028	890	887
	HSBC Holdings plc	5.597%	5/17/2028	1,360	1,388
	HSBC Holdings plc	7.390%	11/3/2028	1,565	1,662
	HSBC Holdings plc	4.899%	3/3/2029	1,255	1,273
	HSBC Holdings plc	4.583%	6/19/2029	1,773	1,785
	HSBC Holdings plc	2.206%	8/17/2029	1,085	1,024
	HSBC Holdings plc	5.240%	5/13/2031	1,065	1,095
	HSBC Holdings plc	2.357%	8/18/2031	1,425	1,290
	HSBC Holdings plc	2.804%	5/24/2032	1,055	956
	HSBC Holdings plc	6.254%	3/9/2034	300	327
	HSBC Holdings plc	6.547%	6/20/2034	200	216
	HSBC Holdings plc	5.741%	9/10/2036	725	738
	HSBC Holdings plc	6.100%	1/14/2042	300	327
	Huntington National Bank	4.552%	5/17/2028	320	322
	ING Groep NV	3.950%	3/29/2027	2,495	2,486
	ING Groep NV	1.726%	4/1/2027	500	494
	ING Groep NV	5.335%	3/19/2030	245	253
	Intercontinental Exchange Inc.	4.000%	9/15/2027	3,545	3,545
	Intercontinental Exchange Inc.	4.350%	6/15/2029	255	257
	Intercontinental Exchange Inc.	4.250%	9/21/2048	949	804
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,032	691
	Intercontinental Exchange Inc.	4.950%	6/15/2052	2,290	2,126
	Intercontinental Exchange Inc.	3.000%	9/15/2060	850	527
[4]	Jackson National Life Global Funding	5.550%	7/2/2027	610	623
[4]	Jackson National Life Global Funding	4.700%	6/5/2028	805	814
	JPMorgan Chase & Co.	5.581%	4/22/2030	6,100	6,371
	JPMorgan Chase & Co.	3.702%	5/6/2030	2,525	2,481
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,540	1,557
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,130	1,167
	JPMorgan Chase & Co.	5.103%	4/22/2031	305	315
	JPMorgan Chase & Co.	4.912%	7/25/2033	2,305	2,351
	JPMorgan Chase & Co.	5.350%	6/1/2034	2,344	2,442
	JPMorgan Chase & Co.	5.336%	1/23/2035	650	675
	JPMorgan Chase & Co.	5.294%	7/22/2035	600	620
	JPMorgan Chase & Co.	5.572%	4/22/2036	3,780	3,988
	JPMorgan Chase & Co.	3.109%	4/22/2041	835	657
	JPMorgan Chase & Co.	5.400%	1/6/2042	750	767
	JPMorgan Chase & Co.	3.157%	4/22/2042	560	436
	JPMorgan Chase & Co.	3.964%	11/15/2048	6,475	5,292
	JPMorgan Chase & Co.	3.109%	4/22/2051	845	583
[4]	KBC Group NV	6.324%	9/21/2034	640	700
[4]	Liberty Mutual Group Inc.	4.569%	2/1/2029	280	282
[4]	Liberty Mutual Group Inc.	5.500%	6/15/2052	1,709	1,636
[4]	Lincoln Financial Global Funding	4.625%	5/28/2028	270	273
[4]	Lincoln Financial Global Funding	4.625%	8/18/2030	165	166
	Lloyds Banking Group plc	3.574%	11/7/2028	225	222
	Lloyds Banking Group plc	5.087%	11/26/2028	740	753
	Lloyds Banking Group plc	4.818%	6/13/2029	550	558
	Lloyds Banking Group plc	5.721%	6/5/2030	600	627
	Lloyds Banking Group plc	5.679%	1/5/2035	846	887
[4]	Lseg US Fin Corp.	5.297%	3/28/2034	255	264
[4]	LSEGA Financing plc	2.000%	4/6/2028	630	598
[4]	Macquarie Group Ltd.	1.935%	4/14/2028	1,245	1,201
[4]	Macquarie Group Ltd.	2.871%	1/14/2033	1,543	1,391
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,125	2,153
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	675	681
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	220	202
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	560	359
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	240	237
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/2061	590	368
[4]	Met Tower Global Funding	5.250%	4/12/2029	340	352
	MetLife Inc.	4.125%	8/13/2042	145	125
	MetLife Inc.	4.875%	11/13/2043	530	499
	MetLife Inc.	5.000%	7/15/2052	387	361
[4]	Metropolitan Life Global Funding I	3.450%	12/18/2026	640	636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Life Global Funding I	3.000%	9/19/2027	1,165	1,142
[4]	Metropolitan Life Global Funding I	4.300%	8/25/2029	440	442
[4]	Metropolitan Life Global Funding I	2.400%	1/11/2032	1,410	1,246
[4]	Metropolitan Life Global Funding I	5.150%	3/28/2033	520	539
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	815	827
	Morgan Stanley	6.250%	8/9/2026	3,000	3,056
	Morgan Stanley	3.625%	1/20/2027	1,250	1,246
	Morgan Stanley	3.772%	1/24/2029	4,022	3,987
	Morgan Stanley	5.173%	1/16/2030	1,823	1,873
	Morgan Stanley	4.654%	10/18/2030	2,821	2,852
	Morgan Stanley	5.230%	1/15/2031	885	913
	Morgan Stanley	2.699%	1/22/2031	1,105	1,032
	Morgan Stanley	2.239%	7/21/2032	1,805	1,594
	Morgan Stanley	2.511%	10/20/2032	615	548
	Morgan Stanley	5.466%	1/18/2035	805	838
	Morgan Stanley	5.587%	1/18/2036	510	534
	Morgan Stanley	2.484%	9/16/2036	1,075	934
	Morgan Stanley	5.297%	4/20/2037	270	274
	Morgan Stanley	5.948%	1/19/2038	825	864
	Morgan Stanley	4.300%	1/27/2045	850	746
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	1,820	1,830
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	985	1,000
[4]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	550	563
	National Australia Bank Ltd.	3.905%	6/9/2027	885	885
[4]	National Australia Bank Ltd.	5.134%	11/28/2028	1,538	1,593
[4]	National Australia Bank Ltd.	2.332%	8/21/2030	2,140	1,926
[4]	National Securities Clearing Corp.	5.100%	11/21/2027	1,565	1,600
[4]	Nationwide Building Society	4.649%	7/14/2029	735	740
[4]	Nationwide Building Society	5.537%	7/14/2036	485	498
[4]	Nationwide Financial Services Inc.	3.900%	11/30/2049	1,430	1,098
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	1,520	1,206
	NatWest Group plc	1.642%	6/14/2027	870	854
[4]	NBK SPC Ltd.	1.625%	9/15/2027	1,975	1,920
[4]	New York Life Global Funding	5.000%	1/9/2034	1,195	1,220
[4]	New York Life Insurance Co.	5.875%	5/15/2033	2,100	2,225
[4]	New York Life Insurance Co.	3.750%	5/15/2050	345	261
[4]	New York Life Insurance Co.	4.450%	5/15/2069	435	345
[4]	NLG Global Funding	4.350%	9/15/2030	665	659
[4]	Nordea Bank Abp	1.500%	9/30/2026	1,900	1,853
[4]	Northwestern Mutual Global Funding	5.160%	5/28/2031	845	876
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	696	540
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	270	187
[4]	Nuveen LLC	5.550%	1/15/2030	130	136
[4]	Nuveen LLC	5.850%	4/15/2034	290	306
[4]	Omnis Funding Trust	6.722%	5/15/2055	1,475	1,591
[4]	Pacific LifeCorp.	5.400%	9/15/2052	500	489
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	1,250	1,288
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	1,230	1,265
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	1,125	1,175
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/2029	375	386
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	170	175
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	145	150
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/2030	218	233
	PNC Bank NA	3.100%	10/25/2027	1,165	1,146
	PNC Bank NA	3.250%	1/22/2028	1,675	1,648
[4]	Pricoa Global Funding I	5.100%	5/30/2028	1,058	1,084
[4]	Pricoa Global Funding I	4.700%	5/28/2030	220	224
[4]	Pricoa Global Funding I	4.650%	8/27/2031	270	273
[4]	Pricoa Global Funding I	5.350%	5/28/2035	205	212
[4]	Principal Life Global Funding II	2.500%	9/16/2029	825	771
[4]	Protective Life Global Funding	4.714%	7/6/2027	750	757
[4]	Protective Life Global Funding	4.803%	6/5/2030	345	351
[4]	Protective Life Global Funding	5.432%	1/14/2032	650	676
	Prudential Financial Inc.	4.350%	2/25/2050	1,856	1,575
	Reinsurance Group of America Inc.	5.750%	9/15/2034	768	802
[4]	RGA Global Funding	4.350%	8/25/2028	475	475
[4]	RGA Global Funding	2.700%	1/18/2029	425	403
[4]	RGA Global Funding	5.448%	5/24/2029	585	607
[4]	RGA Global Funding	5.250%	1/9/2030	1,020	1,055
[4]	RGA Global Funding	5.500%	1/11/2031	495	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	RGA Global Funding	5.050%	12/6/2031	1,225	1,249
[4]	RGA Global Funding	5.000%	8/25/2032	270	272
	Royal Bank of Canada	5.000%	2/1/2033	1,364	1,408
	S&P Global Inc.	2.900%	3/1/2032	1,817	1,665
[4]	Sammons Financial Group Global Funding	5.100%	12/10/2029	475	489
[4]	Sammons Financial Group Global Funding	4.950%	6/12/2030	1,180	1,197
[4]	Standard Chartered plc	6.301%	1/9/2029	990	1,030
[4]	Standard Chartered plc	5.545%	1/21/2029	1,385	1,419
	State Street Corp.	4.834%	4/24/2030	660	678
	State Street Corp.	4.821%	1/26/2034	450	456
	State Street Corp.	5.146%	2/28/2036	680	694
[4]	Svenska Handelsbanken AB	1.418%	6/11/2027	1,875	1,840
[4]	Swedbank AB	4.998%	11/20/2029	1,360	1,403
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	1,145	951
	Toronto-Dominion Bank	4.456%	6/8/2032	332	332
	Travelers Cos. Inc.	5.050%	7/24/2035	170	173
	UBS AG	7.500%	2/15/2028	1,195	1,286
	UBS AG	5.650%	9/11/2028	1,385	1,448
[4]	UBS Group AG	5.428%	2/8/2030	400	413
[4]	UBS Group AG	5.617%	9/13/2030	1,946	2,032
[4]	UBS Group AG	2.095%	2/11/2032	720	635
[4]	UBS Group AG	3.091%	5/14/2032	1,195	1,106
[4]	UBS Group AG	6.537%	8/12/2033	485	535
[4]	UBS Group AG	9.016%	11/15/2033	750	940
[4]	UBS Group AG	6.301%	9/22/2034	765	834
[4]	UBS Group AG	5.699%	2/8/2035	750	790
[4]	UBS Group AG	5.580%	5/9/2036	960	999
[4]	UBS Group AG	3.179%	2/11/2043	855	651
[4]	UniCredit SpA	1.982%	6/3/2027	1,015	999
[4]	UniCredit SpA	3.127%	6/3/2032	1,000	921
	Wachovia Corp.	7.500%	4/15/2035	1,000	1,175
	Wells Fargo & Co.	3.196%	6/17/2027	1,705	1,693
	Wells Fargo & Co.	3.526%	3/24/2028	1,230	1,219
	Wells Fargo & Co.	5.574%	7/25/2029	100	104
	Wells Fargo & Co.	6.303%	10/23/2029	1,310	1,388
	Wells Fargo & Co.	5.198%	1/23/2030	100	103
	Wells Fargo & Co.	2.879%	10/30/2030	235	222
	Wells Fargo & Co.	5.244%	1/24/2031	690	714
	Wells Fargo & Co.	2.572%	2/11/2031	2,177	2,023
	Wells Fargo & Co.	5.150%	4/23/2031	305	315
	Wells Fargo & Co.	3.350%	3/2/2033	827	770
	Wells Fargo & Co.	4.897%	7/25/2033	6,131	6,228
	Wells Fargo & Co.	5.389%	4/24/2034	830	862
	Wells Fargo & Co.	5.499%	1/23/2035	630	657
	Wells Fargo & Co.	5.211%	12/3/2035	800	817
	Wells Fargo & Co.	5.605%	4/23/2036	305	320
	Wells Fargo & Co.	5.606%	1/15/2044	2,316	2,319
	Wells Fargo & Co.	3.900%	5/1/2045	425	348
	Wells Fargo & Co.	4.900%	11/17/2045	515	469
	Wells Fargo & Co.	4.750%	12/7/2046	2,070	1,838
	Wells Fargo & Co.	4.611%	4/25/2053	1,245	1,094
	Wells Fargo Bank NA	5.254%	12/11/2026	2,917	2,960
					353,462
Health Care (2.0%)
	AbbVie Inc.	4.950%	3/15/2031	1,015	1,049
	AbbVie Inc.	5.200%	3/15/2035	580	601
	AbbVie Inc.	5.350%	3/15/2044	554	555
	AbbVie Inc.	4.850%	6/15/2044	200	189
	AbbVie Inc.	4.700%	5/14/2045	649	596
	AbbVie Inc.	4.875%	11/14/2048	819	760
	AbbVie Inc.	5.400%	3/15/2054	537	534
	AdventHealth Obligated Group	2.795%	11/15/2051	900	570
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	360	330
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	540	363
[4]	Alcon Finance Corp.	2.750%	9/23/2026	200	197
[4]	Alcon Finance Corp.	5.375%	12/6/2032	255	266
[4]	Alcon Finance Corp.	5.750%	12/6/2052	775	797
	Ascension Health	2.532%	11/15/2029	1,405	1,320
[2]	Ascension Health	4.847%	11/15/2053	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	4.000%	1/17/2029	2,270	2,272
	AstraZeneca plc	6.450%	9/15/2037	360	410
	Banner Health	2.907%	1/1/2042	910	678
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	235	154
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	570	571
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	590	573
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	255	231
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	1,785	1,442
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	169	148
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	1,822	1,510
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	146
	Cedars-Sinai Health System	2.288%	8/15/2031	1,330	1,191
	Children's Hospital Corp.	2.585%	2/1/2050	160	99
	CommonSpirit Health	3.347%	10/1/2029	1,015	978
	CommonSpirit Health	2.782%	10/1/2030	684	633
	CommonSpirit Health	5.205%	12/1/2031	1,235	1,277
[2]	CommonSpirit Health	4.350%	11/1/2042	601	519
	CommonSpirit Health	3.910%	10/1/2050	70	53
	Cottage Health Obligated Group	3.304%	11/1/2049	295	209
[4]	CSL Finance plc	4.750%	4/27/2052	1,164	1,029
	CVS Health Corp.	5.400%	6/1/2029	150	155
	CVS Health Corp.	5.300%	6/1/2033	555	568
	CVS Health Corp.	5.700%	6/1/2034	300	313
	CVS Health Corp.	4.875%	7/20/2035	230	224
	CVS Health Corp.	5.050%	3/25/2048	300	267
	CVS Health Corp.	6.050%	6/1/2054	908	918
	Elevance Health Inc.	2.550%	3/15/2031	780	708
	Eli Lilly & Co.	4.875%	2/27/2053	270	252
	Eli Lilly & Co.	5.050%	8/14/2054	415	396
	Eli Lilly & Co.	4.950%	2/27/2063	235	216
	Eli Lilly & Co.	5.200%	8/14/2064	140	135
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	937	953
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	1,009	1,046
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	300	331
	Gilead Sciences Inc.	2.600%	10/1/2040	110	81
	Gilead Sciences Inc.	4.150%	3/1/2047	1,071	903
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	572	603
	HCA Inc.	5.450%	4/1/2031	310	322
	HCA Inc.	6.000%	4/1/2054	640	641
	Humana Inc.	5.875%	3/1/2033	550	578
	Humana Inc.	5.950%	3/15/2034	300	315
	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	365	234
	Inova Health System Foundation	4.068%	5/15/2052	475	383
	Kaiser Foundation Hospitals	3.150%	5/1/2027	275	272
	Kaiser Foundation Hospitals	2.810%	6/1/2041	1,130	835
	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,105	733
	Mass General Brigham Inc.	3.192%	7/1/2049	535	375
	Mass General Brigham Inc.	3.342%	7/1/2060	955	641
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	590	393
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	140	114
	Merck & Co. Inc.	4.550%	9/15/2032	1,940	1,957
	Merck & Co. Inc.	4.950%	9/15/2035	2,600	2,630
	Merck & Co. Inc.	4.150%	5/18/2043	760	661
	Merck & Co. Inc.	4.000%	3/7/2049	842	684
	Merck & Co. Inc.	5.700%	9/15/2055	1,855	1,915
	Merck & Co. Inc.	5.150%	5/17/2063	300	282
	Novartis Capital Corp.	4.400%	5/6/2044	640	578
	OhioHealth Corp.	2.297%	11/15/2031	760	680
	OhioHealth Corp.	2.834%	11/15/2041	485	359
	Pfizer Inc.	3.450%	3/15/2029	2,165	2,130
	Pfizer Inc.	4.100%	9/15/2038	1,505	1,368
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	300	303
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	1,640	1,590
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,116	1,079
	Piedmont Healthcare Inc.	2.044%	1/1/2032	255	219
	Piedmont Healthcare Inc.	2.719%	1/1/2042	255	182
	Piedmont Healthcare Inc.	2.864%	1/1/2052	340	217
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	985	922
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	990	1,020
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	449	462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	325	250
[4]	Roche Holdings Inc.	2.607%	12/13/2051	305	189
	Royalty Pharma plc	5.400%	9/2/2034	2,479	2,531
	Royalty Pharma plc	5.900%	9/2/2054	600	598
	SSM Health Care Corp.	3.823%	6/1/2027	940	935
	Sutter Health	2.294%	8/15/2030	295	270
	Sutter Health	5.213%	8/15/2032	395	410
	Sutter Health	5.537%	8/15/2035	1,105	1,162
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	698	719
[6]	Toledo Hospital	5.750%	11/15/2038	265	267
	UnitedHealth Group Inc.	3.850%	6/15/2028	1,190	1,185
	UnitedHealth Group Inc.	2.000%	5/15/2030	275	249
	UnitedHealth Group Inc.	2.300%	5/15/2031	435	390
	UnitedHealth Group Inc.	5.150%	7/15/2034	225	231
	UnitedHealth Group Inc.	3.500%	8/15/2039	215	179
	UnitedHealth Group Inc.	2.750%	5/15/2040	310	231
	UnitedHealth Group Inc.	5.950%	2/15/2041	317	336
	UnitedHealth Group Inc.	3.050%	5/15/2041	213	162
	UnitedHealth Group Inc.	4.375%	3/15/2042	1,318	1,170
	UnitedHealth Group Inc.	4.250%	3/15/2043	1,600	1,390
	UnitedHealth Group Inc.	4.750%	7/15/2045	1,140	1,038
	UnitedHealth Group Inc.	4.200%	1/15/2047	215	178
	UnitedHealth Group Inc.	3.750%	10/15/2047	145	111
	UnitedHealth Group Inc.	4.250%	6/15/2048	976	807
	UnitedHealth Group Inc.	4.450%	12/15/2048	140	119
	UnitedHealth Group Inc.	2.900%	5/15/2050	1,539	992
	UnitedHealth Group Inc.	3.250%	5/15/2051	295	201
	UnitedHealth Group Inc.	5.375%	4/15/2054	200	192
	UnitedHealth Group Inc.	5.625%	7/15/2054	904	899
	UnitedHealth Group Inc.	5.750%	7/15/2064	583	581
	Wyeth LLC	6.500%	2/1/2034	170	192
					73,603
Industrials (0.8%)
[4]	Ashtead Capital Inc.	5.550%	5/30/2033	200	206
[4]	Ashtead Capital Inc.	5.950%	10/15/2033	255	270
[4]	Ashtead Capital Inc.	5.800%	4/15/2034	1,830	1,918
	Automatic Data Processing Inc.	4.750%	5/8/2032	1,580	1,618
[4]	BAE Systems plc	3.400%	4/15/2030	470	453
[4]	BAE Systems plc	5.250%	3/26/2031	200	208
[4]	BAE Systems plc	5.300%	3/26/2034	555	575
	Boeing Co.	6.528%	5/1/2034	846	936
	Boeing Co.	5.705%	5/1/2040	240	245
	Boeing Co.	5.805%	5/1/2050	303	303
	Boeing Co.	6.858%	5/1/2054	200	228
	Boeing Co.	5.930%	5/1/2060	2,317	2,320
	Boeing Co.	7.008%	5/1/2064	345	400
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	340	360
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	420	378
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	415	354
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	60	49
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	405	274
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	705	451
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	17	15
	Canadian National Railway Co.	2.450%	5/1/2050	205	123
	Canadian Pacific Railway Co.	2.450%	12/2/2031	400	356
	Canadian Pacific Railway Co.	4.950%	8/15/2045	480	450
	Caterpillar Inc.	5.200%	5/15/2035	810	838
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	210	212
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/2027	445	442
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	150	153
[4]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	465	466
[4]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	355	362
	Eaton Corp.	4.700%	8/23/2052	130	119
[4]	Element Fleet Management Corp.	5.643%	3/13/2027	450	458
	Honeywell International Inc.	4.250%	1/15/2029	839	843
	Honeywell International Inc.	4.875%	9/1/2029	161	166
	Honeywell International Inc.	5.375%	3/1/2041	132	136
	J Paul Getty Trust	4.905%	4/1/2035	580	594
	John Deere Capital Corp.	4.500%	1/16/2029	755	766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	John Deere Capital Corp.	4.400%	9/8/2031	400	403
	John Deere Capital Corp.	5.150%	9/8/2033	565	591
	Lockheed Martin Corp.	4.500%	5/15/2036	211	206
	Lockheed Martin Corp.	4.700%	5/15/2046	546	501
	Lockheed Martin Corp.	5.700%	11/15/2054	1,379	1,422
	Northrop Grumman Corp.	4.650%	7/15/2030	240	244
	Northrop Grumman Corp.	5.250%	7/15/2035	290	300
	Republic Services Inc.	2.375%	3/15/2033	965	841
	Republic Services Inc.	5.000%	12/15/2033	85	88
	Republic Services Inc.	5.200%	11/15/2034	800	829
	RTX Corp.	4.450%	11/16/2038	80	75
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/2031	850	766
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	550	490
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	515	536
	UL Solutions Inc.	6.500%	10/20/2028	380	400
	Union Pacific Corp.	2.800%	2/14/2032	8	7
	Union Pacific Corp.	3.375%	2/14/2042	515	408
	Union Pacific Corp.	3.250%	2/5/2050	72	51
	Union Pacific Corp.	3.799%	10/1/2051	696	536
	Union Pacific Corp.	5.600%	12/1/2054	200	203
	Union Pacific Corp.	3.750%	2/5/2070	335	234
[2]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/2027	75	74
	Waste Connections Inc.	5.250%	9/1/2035	280	289
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	285	291
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	350	362
					28,192
Materials (0.3%)
[4]	Anglo American Capital plc	2.625%	9/10/2030	515	472
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	600	423
	CRH SMW Finance DAC	5.125%	1/9/2030	770	793
	Glencore Canada Corp.	6.200%	6/15/2035	141	150
[4]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	80	83
[4]	Glencore Funding LLC	4.875%	3/12/2029	216	219
[4]	Glencore Funding LLC	5.371%	4/4/2029	1,143	1,178
[4]	Glencore Funding LLC	5.186%	4/1/2030	440	453
[4]	Glencore Funding LLC	6.375%	10/6/2030	1,541	1,665
[4]	Glencore Funding LLC	2.625%	9/23/2031	230	206
[4]	Glencore Funding LLC	6.500%	10/6/2033	700	772
[4]	Glencore Funding LLC	5.634%	4/4/2034	1,697	1,765
[4]	Glencore Funding LLC	5.673%	4/1/2035	920	956
[4]	Glencore Funding LLC	3.875%	4/27/2051	70	53
[4]	Glencore Funding LLC	3.375%	9/23/2051	261	179
[4]	Glencore Funding LLC	5.893%	4/4/2054	765	772
[4]	Glencore Funding LLC	6.141%	4/1/2055	1,000	1,045
	Rio Tinto Finance USA plc	5.000%	3/14/2032	300	308
	Rio Tinto Finance USA plc	5.250%	3/14/2035	200	206
	Rio Tinto Finance USA plc	5.750%	3/14/2055	660	679
	Rio Tinto Finance USA plc	5.875%	3/14/2065	140	146
					12,523
Real Estate (0.8%)
	American Tower Corp.	3.800%	8/15/2029	170	167
	American Tower Corp.	5.000%	1/31/2030	355	363
	American Tower Corp.	5.900%	11/15/2033	67	72
[4]	American Tower Trust #1	5.490%	3/15/2053	2,070	2,107
	Cousins Properties LP	5.250%	7/15/2030	235	241
	Crown Castle Inc.	4.800%	9/1/2028	314	318
	Crown Castle Inc.	4.300%	2/15/2029	245	244
	Crown Castle Inc.	5.600%	6/1/2029	290	301
	Crown Castle Inc.	4.900%	9/1/2029	402	408
	Crown Castle Inc.	3.300%	7/1/2030	880	833
	Crown Castle Inc.	2.250%	1/15/2031	57	51
	Crown Castle Inc.	2.100%	4/1/2031	531	465
	Crown Castle Inc.	2.500%	7/15/2031	470	419
	Crown Castle Inc.	5.100%	5/1/2033	678	686
	Crown Castle Inc.	5.800%	3/1/2034	800	841
	Crown Castle Inc.	5.200%	9/1/2034	587	593
	Crown Castle Inc.	4.000%	11/15/2049	218	167
	DOC DR LLC	2.625%	11/1/2031	170	152
	Extra Space Storage LP	5.500%	7/1/2030	510	532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	5.900%	1/15/2031	821	872
	Extra Space Storage LP	4.950%	1/15/2033	595	599
	Extra Space Storage LP	5.350%	1/15/2035	555	565
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	345	346
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	530	527
	Healthpeak OP LLC	2.125%	12/1/2028	880	824
	Healthpeak OP LLC	3.000%	1/15/2030	630	595
	Healthpeak OP LLC	4.750%	1/15/2033	895	889
	Kite Realty Group LP	5.200%	8/15/2032	105	107
	NNN REIT Inc.	5.500%	6/15/2034	535	555
	Prologis LP	4.750%	1/15/2031	302	308
	Prologis LP	5.250%	5/15/2035	950	978
[4]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	561	574
	Public Storage Operating Co.	5.350%	8/1/2053	5	5
	Realty Income Corp.	2.200%	6/15/2028	735	701
	Realty Income Corp.	4.700%	12/15/2028	840	855
	Realty Income Corp.	3.250%	1/15/2031	380	360
	Realty Income Corp.	2.850%	12/15/2032	1,295	1,156
	Realty Income Corp.	4.900%	7/15/2033	816	827
	Realty Income Corp.	5.125%	2/15/2034	766	785
	Realty Income Corp.	5.125%	4/15/2035	900	915
[4]	SBA Tower Trust	1.840%	4/15/2027	1,570	1,499
[4]	SBA Tower Trust	1.884%	7/15/2050	265	263
[4]	SBA Tower Trust	1.631%	5/15/2051	1,060	1,029
[4]	SBA Tower Trust	2.593%	10/15/2056	1,500	1,326
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/2030	695	695
	Simon Property Group LP	2.450%	9/13/2029	1,160	1,089
	Simon Property Group LP	4.750%	9/26/2034	700	695
	VICI Properties LP	4.950%	2/15/2030	170	172
	VICI Properties LP	5.125%	5/15/2032	30	30
	VICI Properties LP	5.750%	4/1/2034	85	88
	VICI Properties LP	6.125%	4/1/2054	872	882
	Welltower OP LLC	5.125%	7/1/2035	1,375	1,399
					31,470
Technology (1.2%)
	Apple Inc.	3.850%	5/4/2043	1,430	1,219
	Apple Inc.	3.450%	2/9/2045	120	95
	Apple Inc.	4.650%	2/23/2046	210	196
	Apple Inc.	3.850%	8/4/2046	985	815
	Apple Inc.	2.650%	5/11/2050	825	528
	Apple Inc.	2.650%	2/8/2051	792	503
	Apple Inc.	3.950%	8/8/2052	350	284
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	305	305
	Broadcom Inc.	4.750%	4/15/2029	170	174
	Broadcom Inc.	5.050%	7/12/2029	955	984
	Broadcom Inc.	4.350%	2/15/2030	525	528
	Broadcom Inc.	4.600%	7/15/2030	1,580	1,604
	Broadcom Inc.	4.150%	11/15/2030	130	129
	Broadcom Inc.	4.550%	2/15/2032	255	257
	Broadcom Inc.	4.900%	7/15/2032	1,734	1,773
[4]	Broadcom Inc.	2.600%	2/15/2033	710	623
[4]	Broadcom Inc.	3.419%	4/15/2033	1,320	1,220
	Broadcom Inc.	4.800%	10/15/2034	200	201
	Broadcom Inc.	4.800%	2/15/2036	1,270	1,266
[4]	Broadcom Inc.	3.187%	11/15/2036	403	344
[4]	Broadcom Inc.	3.500%	2/15/2041	850	699
	Cisco Systems Inc.	4.950%	2/26/2031	795	823
	Cisco Systems Inc.	5.050%	2/26/2034	1,045	1,081
	Cisco Systems Inc.	5.300%	2/26/2054	305	301
[4]	Constellation Software Inc.	5.461%	2/16/2034	229	234
[4]	Foundry JV Holdco LLC	5.900%	1/25/2030	495	522
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	1,305	1,398
[4]	Foundry JV Holdco LLC	6.200%	1/25/2037	1,107	1,184
[4]	Foundry JV Holdco LLC	6.400%	1/25/2038	750	813
	Intel Corp.	2.000%	8/12/2031	105	92
	Intel Corp.	5.625%	2/10/2043	1,906	1,880
	Intel Corp.	4.100%	5/19/2046	439	346
	Intel Corp.	4.100%	5/11/2047	106	83
	Intel Corp.	3.250%	11/15/2049	180	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.200%	8/12/2061	425	254
	International Business Machines Corp.	3.500%	5/15/2029	2,839	2,782
	International Business Machines Corp.	1.950%	5/15/2030	255	231
	International Business Machines Corp.	4.150%	5/15/2039	439	394
	International Business Machines Corp.	4.250%	5/15/2049	1,160	959
	International Business Machines Corp.	5.700%	2/10/2055	2,039	2,066
	Intuit Inc.	5.500%	9/15/2053	611	615
	KLA Corp.	4.950%	7/15/2052	1,401	1,309
	Micron Technology Inc.	4.663%	2/15/2030	562	567
	Micron Technology Inc.	5.650%	11/1/2032	600	629
	Microsoft Corp.	3.450%	8/8/2036	822	751
	Microsoft Corp.	2.525%	6/1/2050	2,735	1,730
	Microsoft Corp.	2.500%	9/15/2050	492	308
	Microsoft Corp.	2.921%	3/17/2052	3,151	2,140
	Oracle Corp.	3.250%	11/15/2027	1,360	1,336
	QUALCOMM Inc.	2.150%	5/20/2030	1,075	987
	QUALCOMM Inc.	4.500%	5/20/2030	395	401
	QUALCOMM Inc.	5.000%	5/20/2035	745	760
	QUALCOMM Inc.	4.800%	5/20/2045	570	534
	QUALCOMM Inc.	4.300%	5/20/2047	245	210
	QUALCOMM Inc.	4.500%	5/20/2052	463	402
	Synopsys Inc.	5.000%	4/1/2032	1,335	1,364
	Synopsys Inc.	5.700%	4/1/2055	750	757
					44,110
Utilities (3.5%)
	AEP Texas Inc.	4.150%	5/1/2049	145	113
	AEP Texas Inc.	3.450%	1/15/2050	210	146
	AEP Texas Inc.	3.450%	5/15/2051	400	275
	AEP Transmission Co. LLC	4.500%	6/15/2052	265	229
	AEP Transmission Co. LLC	5.400%	3/15/2053	170	169
	Alabama Power Co.	5.100%	4/2/2035	475	485
	Alabama Power Co.	6.000%	3/1/2039	654	706
	Alabama Power Co.	5.200%	6/1/2041	120	119
	Alabama Power Co.	4.100%	1/15/2042	215	184
	Alabama Power Co.	3.750%	3/1/2045	630	504
	Alabama Power Co.	4.300%	7/15/2048	775	661
	Ameren Illinois Co.	3.800%	5/15/2028	590	588
	Ameren Illinois Co.	6.125%	12/15/2028	1,000	1,052
	Ameren Illinois Co.	3.700%	12/1/2047	140	109
[2]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2041	475	478
	American Water Capital Corp.	2.950%	9/1/2027	540	530
	American Water Capital Corp.	3.750%	9/1/2047	45	35
	American Water Capital Corp.	4.200%	9/1/2048	590	489
	American Water Capital Corp.	4.150%	6/1/2049	25	20
	American Water Capital Corp.	3.450%	5/1/2050	95	69
	Arizona Public Service Co.	5.900%	8/15/2055	430	441
	Atmos Energy Corp.	5.000%	12/15/2054	465	434
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	238	155
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	765	832
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	25	27
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	940	913
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	115	94
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	293	252
[4]	Boston Gas Co.	3.150%	8/1/2027	140	137
[4]	Boston Gas Co.	3.757%	3/16/2032	120	113
[4]	Brooklyn Union Gas Co.	4.273%	3/15/2048	708	569
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	465	475
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	255	258
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/2049	195	164
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	1,109	1,138
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	1,369	1,363
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	868	896
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	145	150
	Cleco Corporate Holdings LLC	3.743%	5/1/2026	39	39
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	405	379
	Cleco Securitization I LLC	4.646%	9/1/2044	765	738
	Commonwealth Edison Co.	2.950%	8/15/2027	645	633
	Commonwealth Edison Co.	4.350%	11/15/2045	375	323
	Commonwealth Edison Co.	3.650%	6/15/2046	115	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	4.000%	3/1/2048	368	298
	Commonwealth Edison Co.	3.850%	3/15/2052	115	88
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	185	163
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	980	863
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	76	61
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	50	40
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	570	388
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	156	168
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	2,490	2,143
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	500	384
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,353	1,129
	Consumers Energy Co.	4.200%	9/1/2052	2	2
	Dominion Energy Inc.	4.600%	5/15/2028	785	793
	Dominion Energy Inc.	3.375%	4/1/2030	298	286
	Dominion Energy Inc.	5.375%	11/15/2032	1,470	1,528
	Dominion Energy Inc.	4.900%	8/1/2041	225	208
	Dominion Energy Inc.	4.600%	3/15/2049	760	642
	Dominion Energy Inc.	4.850%	8/15/2052	3,007	2,615
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	138	154
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	44	46
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	95	96
	DTE Energy Co.	4.950%	7/1/2027	640	648
	DTE Energy Co.	5.200%	4/1/2030	565	582
	Duke Energy Carolinas LLC	4.950%	1/15/2033	148	152
	Duke Energy Carolinas LLC	6.100%	6/1/2037	493	531
	Duke Energy Carolinas LLC	3.700%	12/1/2047	470	361
	Duke Energy Carolinas LLC	5.350%	1/15/2053	1,075	1,053
	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2048	1,125	1,124
	Duke Energy Corp.	3.400%	6/15/2029	350	340
	Duke Energy Corp.	2.450%	6/1/2030	470	433
	Duke Energy Corp.	4.500%	8/15/2032	625	621
	Duke Energy Corp.	4.950%	9/15/2035	565	561
	Duke Energy Corp.	3.300%	6/15/2041	1,120	864
	Duke Energy Corp.	4.800%	12/15/2045	1,200	1,070
	Duke Energy Corp.	3.750%	9/1/2046	645	495
	Duke Energy Corp.	3.950%	8/15/2047	200	156
	Duke Energy Corp.	4.200%	6/15/2049	525	421
	Duke Energy Corp.	3.500%	6/15/2051	1,190	839
	Duke Energy Corp.	5.000%	8/15/2052	2,053	1,850
	Duke Energy Corp.	5.800%	6/15/2054	1,625	1,643
	Duke Energy Corp.	5.700%	9/15/2055	1,295	1,290
	Duke Energy Florida LLC	6.350%	9/15/2037	200	222
	Duke Energy Florida LLC	3.400%	10/1/2046	170	126
	Duke Energy Florida LLC	5.950%	11/15/2052	155	163
	Duke Energy Progress LLC	5.050%	3/15/2035	1,220	1,241
	Duke Energy Progress LLC	6.300%	4/1/2038	365	402
	Duke Energy Progress LLC	4.100%	3/15/2043	118	100
	Duke Energy Progress LLC	4.200%	8/15/2045	2,045	1,734
	Duke Energy Progress LLC	2.500%	8/15/2050	70	42
	Duke Energy Progress LLC	2.900%	8/15/2051	70	45
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	1,010	861
	Duke Energy Progress NC Storm Funding LLC	4.890%	1/1/2048	1,150	1,148
[4]	East Ohio Gas Co.	2.000%	6/15/2030	325	292
[4]	East Ohio Gas Co.	3.000%	6/15/2050	475	307
	Emera US Finance LP	3.550%	6/15/2026	716	711
	Emera US Finance LP	4.750%	6/15/2046	1,300	1,122
[4]	Enel Finance International NV	4.125%	9/30/2028	390	389
[4]	Enel Finance International NV	4.375%	9/30/2030	1,010	1,003
[4]	Enel Finance International NV	5.000%	9/30/2035	355	350
[4]	Enel Finance International NV	5.750%	9/30/2055	1,655	1,622
	Entergy Louisiana LLC	3.120%	9/1/2027	410	404
	Evergy Kansas Central Inc.	3.250%	9/1/2049	510	351
	Evergy Metro Inc.	2.250%	6/1/2030	205	188
	Evergy Metro Inc.	4.200%	3/15/2048	137	113
	Eversource Energy	3.300%	1/15/2028	275	269
	Eversource Energy	5.450%	3/1/2028	765	786
	Eversource Energy	3.375%	3/1/2032	70	65
	Eversource Energy	5.125%	5/15/2033	115	117
	Eversource Energy	5.950%	7/15/2034	300	318
	Exelon Corp.	3.350%	3/15/2032	540	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FirstEnergy Corp.	2.650%	3/1/2030	170	158
	FirstEnergy Corp.	2.250%	9/1/2030	370	333
	FirstEnergy Corp.	4.850%	7/15/2047	71	63
	FirstEnergy Corp.	3.400%	3/1/2050	770	537
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	60	61
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	249	249
	FirstEnergy Transmission LLC	5.000%	1/15/2035	523	523
	Florida Power & Light Co.	5.650%	2/1/2035	1,000	1,060
	Florida Power & Light Co.	4.950%	6/1/2035	1,000	1,017
	Florida Power & Light Co.	5.690%	3/1/2040	615	649
	Florida Power & Light Co.	3.700%	12/1/2047	368	287
	Florida Power & Light Co.	5.300%	4/1/2053	535	525
	Fortis Inc.	3.055%	10/4/2026	1,195	1,181
	Georgia Power Co.	4.850%	3/15/2031	465	477
	Georgia Power Co.	4.700%	5/15/2032	910	922
	Georgia Power Co.	4.950%	5/17/2033	1,035	1,056
	Georgia Power Co.	5.250%	3/15/2034	455	469
	Georgia Power Co.	5.200%	3/15/2035	955	979
	Georgia Power Co.	5.400%	6/1/2040	205	210
	Georgia Power Co.	4.750%	9/1/2040	988	943
	Georgia Power Co.	4.300%	3/15/2042	2,411	2,128
	Georgia Power Co.	3.700%	1/30/2050	170	130
	Georgia Power Co.	5.125%	5/15/2052	540	515
	Indiana Michigan Power Co.	4.250%	8/15/2048	415	338
	Jersey Central Power & Light Co.	5.100%	1/15/2035	1,075	1,090
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	651	627
[4]	KeySpan Gas East Corp.	2.742%	8/15/2026	670	661
[4]	Massachusetts Electric Co.	5.900%	11/15/2039	585	613
	MidAmerican Energy Co.	4.400%	10/15/2044	15	13
	MidAmerican Energy Co.	4.250%	5/1/2046	45	38
	MidAmerican Energy Co.	4.250%	7/15/2049	165	138
	MidAmerican Energy Co.	3.150%	4/15/2050	1,166	803
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	220	220
	Mississippi Power Co.	4.250%	3/15/2042	211	184
[4]	Monongahela Power Co.	5.400%	12/15/2043	135	134
	Nevada Power Co.	3.125%	8/1/2050	305	202
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	1,000	1,000
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/2050	540	348
	NiSource Inc.	5.200%	7/1/2029	225	232
	NiSource Inc.	5.250%	2/15/2043	645	626
	NiSource Inc.	4.800%	2/15/2044	255	232
	NiSource Inc.	5.000%	6/15/2052	2,036	1,837
	NiSource Inc.	5.850%	4/1/2055	300	305
	Northern States Power Co.	2.250%	4/1/2031	145	131
	Northern States Power Co.	6.250%	6/1/2036	1,745	1,931
[2,4,6]	Oglethorpe Power Corp.	6.191%	1/1/2031	799	839
	Oglethorpe Power Corp.	5.950%	11/1/2039	170	178
	Oglethorpe Power Corp.	4.550%	6/1/2044	50	43
	Oglethorpe Power Corp.	4.250%	4/1/2046	537	427
	Oglethorpe Power Corp.	4.500%	4/1/2047	115	97
	Oglethorpe Power Corp.	5.050%	10/1/2048	65	59
	Oglethorpe Power Corp.	5.800%	6/1/2054	575	573
[4]	Ohio Edison Co.	4.950%	12/15/2029	135	138
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	150	147
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	414	414
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	2,025	2,154
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	68
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	355	217
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	670	572
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	294	268
	Pacific Gas & Electric Co.	6.950%	3/15/2034	695	770
	Pacific Gas & Electric Co.	5.800%	5/15/2034	155	161
	Pacific Gas & Electric Co.	4.750%	2/15/2044	305	261
	Pacific Gas & Electric Co.	4.950%	7/1/2050	211	182
	Pacific Gas & Electric Co.	6.750%	1/15/2053	260	280
	PECO Energy Co.	4.600%	5/15/2052	280	248
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	109	90
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	494	357
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	365	326
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	720	698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	685	647
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	260	236
	Potomac Electric Power Co.	6.500%	11/15/2037	750	845
	Public Service Co. of New Hampshire	5.350%	10/1/2033	170	178
	Public Service Co. of Oklahoma	5.200%	1/15/2035	300	304
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,485	1,517
	Public Service Electric & Gas Co.	5.050%	3/1/2035	803	820
	Public Service Electric & Gas Co.	5.500%	3/1/2055	543	546
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	530	547
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	340	352
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	680	702
	San Diego Gas & Electric Co.	1.700%	10/1/2030	145	128
	San Diego Gas & Electric Co.	3.750%	6/1/2047	160	123
	San Diego Gas & Electric Co.	4.150%	5/15/2048	545	442
	San Diego Gas & Electric Co.	2.950%	8/15/2051	21	14
	San Diego Gas & Electric Co.	3.700%	3/15/2052	790	582
	San Diego Gas & Electric Co.	5.350%	4/1/2053	1,050	1,009
[2]	SCE Recovery Funding LLC	0.861%	11/15/2033	193	171
	SCE Recovery Funding LLC	1.942%	5/15/2040	110	86
	SCE Recovery Funding LLC	2.510%	11/15/2043	100	69
	Sempra	3.250%	6/15/2027	4,095	4,024
	Sempra	6.000%	10/15/2039	600	625
	Southern California Edison Co.	5.150%	6/1/2029	1,000	1,017
	Southern California Edison Co.	5.450%	6/1/2031	905	931
	Southern California Edison Co.	5.450%	3/1/2035	865	875
	Southern California Edison Co.	5.350%	7/15/2035	135	135
	Southern California Edison Co.	5.550%	1/15/2037	2,250	2,244
	Southern California Edison Co.	6.050%	3/15/2039	55	57
	Southern California Edison Co.	4.000%	4/1/2047	195	147
	Southern California Edison Co.	4.875%	3/1/2049	87	74
	Southern California Edison Co.	3.650%	2/1/2050	155	108
	Southern California Edison Co.	5.700%	3/1/2053	317	298
	Southern California Edison Co.	5.875%	12/1/2053	309	299
	Southern California Edison Co.	5.750%	4/15/2054	255	240
	Southern California Edison Co.	6.200%	9/15/2055	825	835
	Southern California Gas Co.	2.600%	6/15/2026	820	811
	Southern California Gas Co.	6.350%	11/15/2052	250	273
	Southern Co.	4.400%	7/1/2046	2,250	1,916
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	165	175
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	190	191
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	200	158
	Southwest Gas Corp.	2.200%	6/15/2030	230	209
	Southwestern Electric Power Co.	6.200%	3/15/2040	400	423
	Southwestern Public Service Co.	3.700%	8/15/2047	102	77
	Tampa Electric Co.	4.900%	3/1/2029	245	251
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2044	1,120	1,108
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2048	535	509
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2052	500	479
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	455	467
	Tucson Electric Power Co.	5.500%	4/15/2053	210	204
	Tucson Electric Power Co.	5.900%	4/15/2055	215	220
	Union Electric Co.	4.000%	4/1/2048	423	339
	Union Electric Co.	5.450%	3/15/2053	250	245
	Virginia Electric & Power Co.	5.150%	3/15/2035	215	219
	Virginia Electric & Power Co.	4.900%	9/15/2035	520	517
	Virginia Electric & Power Co.	4.600%	12/1/2048	150	131
	Virginia Electric & Power Co.	5.450%	4/1/2053	400	390
	Virginia Electric & Power Co.	5.550%	8/15/2054	400	396
	Virginia Electric & Power Co.	5.650%	3/15/2055	465	467
	Virginia Electric & Power Co.	5.600%	9/15/2055	1,555	1,550
	Wisconsin Electric Power Co.	5.700%	12/1/2036	690	744
					129,135
Total Corporate Bonds (Cost $862,928)					837,488
Sovereign Bonds (0.3%)
[4]	Emirate of Abu Dhabi	4.951%	7/7/2052	390	376
[4]	Government of Bermuda	2.375%	8/20/2030	400	363
[4]	Government of Bermuda	3.375%	8/20/2050	200	141
[4]	Kingdom of Saudi Arabia	5.375%	1/13/2031	810	850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kingdom of Saudi Arabia	5.750%	1/16/2054	763	766
[4]	OMERS Finance Trust	4.000%	4/20/2028	560	562
	Republic of Chile	2.550%	7/27/2033	1,085	933
	Republic of Chile	3.500%	1/31/2034	545	499
	Republic of Chile	3.500%	4/15/2053	575	413
	State of Israel	5.375%	3/12/2029	1,110	1,139
	State of Israel	5.500%	3/12/2034	580	595
	State of Israel	5.750%	3/12/2054	1,875	1,775
	United Mexican States	6.338%	5/4/2053	364	355
	United Mexican States	6.400%	5/7/2054	533	522
Total Sovereign Bonds (Cost $9,685)					9,289
Taxable Municipal Bonds (1.3%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/2037	50	41
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/2040	285	322
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	60	63
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	820	942
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/2043	300	257
	California GO	7.500%	4/1/2034	155	182
	California GO	7.550%	4/1/2039	375	458
	California GO	7.300%	10/1/2039	1,400	1,638
	California GO	5.875%	10/1/2041	885	923
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/2037	120	113
	California State University College & University Revenue	2.719%	11/1/2052	350	236
	California State University College & University Revenue	2.939%	11/1/2052	445	301
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	1,624	1,814
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	751	839
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/2040	550	579
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	113	113
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/2040	220	180
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/2046	515	376
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/2051	75	62
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	205	180
[6]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/2053	345	266
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	1,953	2,140
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/2034	70	62
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/2042	130	102
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	205	183
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/2042	140	141
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	930	655
	Houston TX GO	6.290%	3/1/2032	260	277
	Illinois GO	5.100%	6/1/2033	8,917	9,072
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	750	803
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/2033	315	316
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	160	134
[7]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/2051	390	277
[6]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/2034	2,000	2,107
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	670	692
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	385	373
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	1,000	1,048
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	285	340
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/2026	25	25
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	500	555
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	70	65
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	295	269
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	275	225
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	410	495
	New York NY GO	4.610%	9/1/2037	920	905
	New York NY GO	5.094%	10/1/2049	595	569
	New York NY GO	5.114%	10/1/2054	280	268
	New York NY GO	5.935%	2/1/2055	155	166
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	465	518
[6]	Oregon School Boards Association GO	5.528%	6/30/2028	1,044	1,067
[7]	Oregon State University College & University Revenue	3.424%	3/1/2060	1,000	709
[8]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/2028	1,945	2,065
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/2053	1,035	996
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	485	318
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	1,175	1,003
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	640	583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	465	460
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	80	86
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	695	750
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	450	298
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	1,350	1,167
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	780	501
	Riverside CA General Fund Revenue	3.857%	6/1/2045	260	227
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	290	274
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	1,000	830
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	925	891
	Texas Natural Gas Securitization Finance Corp.	5.102%	4/1/2035	371	382
	Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/2041	330	336
	University of California College & University Revenue	1.316%	5/15/2027	215	207
	University of California College & University Revenue	1.614%	5/15/2030	645	584
	University of California College & University Revenue	3.931%	5/15/2045	570	523
	University of Michigan College & University Revenue	2.562%	4/1/2050	997	633
	University of Michigan College & University Revenue	3.504%	4/1/2052	210	158
	University of Minnesota College & University Revenue	4.048%	4/1/2052	775	633
Total Taxable Municipal Bonds (Cost $52,162)					48,348
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.0%)
[9,10]	Vanguard Market Liquidity Fund	4.180%		3,526	352
				Face Amount ($000)
Repurchase Agreements (0.7%)
	HSBC Bank USA (Dated 9/30/2025, Repurchase Value $3,700, collateralized by U.S. Treasury Obligations 3.750%, 11/15/2043, with a value of $3,774)	4.210%	10/1/2025	3,700	3,700

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NatWest Markets plc (Dated 9/30/2025, Repurchase Value $23,603, collateralized by U.S. Treasury Obligations 3.500%, 9/30/2027, with a value of $24,072)	4.200%	10/1/2025	23,600	23,600
				27,300
Total Temporary Cash Investments (Cost $27,652)				27,652
Total Investments (99.1%) (Cost $3,085,922)				3,689,376
Other Assets and Liabilities—Net (0.9%)				33,998
Net Assets (100%)				3,723,374
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $322.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $241,330, representing 6.5% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10	Collateral of $341 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	5/11/2026	CITNA	1,472	(4.188)	5	—
Goldman Sachs Group Inc.	5/5/2028	JPMC	18,092	(4.191)	1,311	—
					1,316	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The portfolio may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the portfolio and may be offset by entering into an equal amount of TBA purchases. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at September 30, 2025.
G.	Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
H.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,322,993	119,713	—	2,442,706
U.S. Government and Agency Obligations	—	291,232	—	291,232
Asset-Backed/Commercial Mortgage-Backed Securities	—	32,661	—	32,661
Corporate Bonds	—	837,488	—	837,488
Sovereign Bonds	—	9,289	—	9,289
Taxable Municipal Bonds	—	48,348	—	48,348
Temporary Cash Investments	352	27,300	—	27,652
Total	2,323,345	1,366,031	—	3,689,376
Derivative Financial Instruments
Assets
Swap Contracts	—	1,316	—	1,316